Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current
Trade receivables, gross	¥ 557,767	$ 88,224	¥ 332,567
Less: Allowance for expected credit losses	(33,210)	(5,253)	(43,519)
Net trade receivables (Note 6.2)	524,557	82,971	289,048
Bill receivables	6,437,100	1,018,174	7,793,343
Total (Note 34)	6,961,657	1,101,145	8,082,391
Current receivables from associates and joint ventures (trade)	243	38	1,266
Current receivables from associates and joint ventures (non-trade)	11,959	1,892	11,119
Current receivables from related parties (trade)	70,594	11,166	9,663
Current receivables from related parties (non-trade)	459	73	2,992
Bills receivable in transit	22,360	3,537	12,620
Interest receivables	11,788	1,865	4,999
Staff advances	5,578	882	3,326
Others	24,085	3,810	36,951
Less: Impairment losses – other receivables	(6,231)	(986)	(6,741)
Other receivables carried at amortized cost (Note 34)	140,835	22,277	76,195
Tax recoverable	328,369	51,939	236,400
Prepayments	66,474	10,514	64,102
Right of return assets	40,761	6,447	0
Net other receivables	576,439	91,177	376,697
Total trade and other receivables	¥ 7,538,096	$ 1,192,322	¥ 8,459,088